Offerings - Offering: 1	Apr. 29, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.900% senior notes due 2031
Amount Registered | shares	400,000,000
Proposed Maximum Offering Price per Unit | shares	0.99909
Maximum Aggregate Offering Price | $	$ 399,636,000
Fee Rate	0.01381%
Amount of Registration Fee | $	$ 55,189.73
Offering Note

(1)
In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended, Hexcel Corporation (the “Company”) initially deferred payment of all of the registration fees for the Registration Statement on Form S-3ASR (Registration No. 333-278173), filed with the Securities and Exchange Commission (the “SEC”) on March 22, 2024. This filing fee exhibit is in connection with a final prospectus supplement (the “prospectus supplement”) dated April 27, 2026, filed by the Company with the SEC pursuant to Rule 424(b) of the Securities Act for the related offering.